STOCK OPTION PLANS	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 10. STOCK OPTION PLANS

No options were granted during the years ended September 30, 2017, 2016 and 2015 while there were 14,750,000 options outstanding to purchase shares of common stock as of September 30, 2017, 2016 and 2015.

Below is a table summarizing the options issued and outstanding as of September 30, 2017, 2016 and 2015 (“Price” reflects the weighted average exercise price per share).

	Year ended September 30,
	2017		2016		2015
	Number Outstanding	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price
Beginning at October 1	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16
Granted	-	$-	-	$-	-	$-
Exercised	-	$-	-	$-	-	$-
Expired	-	$-	-	$-	-	$-
Outstanding at September 30	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16
Exercisable at September 30	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16

The following table summarize the shares of the Company's common stock issuable upon exercise of options outstanding at September 30, 2017, 2016 and 2015.

	Stock Options Outstanding/ Exercisable
	Range of Exercise Price	Number at September 30, 2017	Weighted-Average Remaining Contractual Life (Years)
September 30, 2017	$0.15-$0.20	14,750,000	8.99
September 30, 2016	$0.15-$0.20	14,750,000	7.99
September 30, 2015	$0.15-$0.20	14,750,000	6.99

As of September 30, 2017, 2016 and 2015, the intrinsic values of both outstanding options and exercisable options were $637,500, $2,850,000 and $4,915,000 respectively. There were no options exercised during the years ended September 30, 2017, 2016, and 2015; and no stock based compensation is recognized from stock options during the years ended September 30, 2017, 2016, and 2015.